Concentrations (Tables)	12 Months Ended
Dec. 31, 2015
Concentrations [Abstract]
Schedule of company performs periodic credit evaluations of its customers

	December 31, 2015	December 31, 2014
Concentrations in accounts receivable:
Customer A	100%	*
Customer B	*	60%
Customer C	*	40%

	December 31, 2015	December 31, 2014
Concentrations in net revenue:
Customer A	93%	90%

* Customer did not exceed 10% for the respective year.